Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		December 31, 2017		December 31, 2016
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$80	$—	$82	$—
Public company warrants	Equity securities	4	—	4	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	2,542	—	1,759
Equity index call options	Equity options — fixed-indexed annuities	701	—	492	—
Reinsurance contract (embedded derivative)	Other liabilities	—	4	—	8
		$785	$2,546	$578	$1,767

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gain (loss) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting for 2017, 2016 and 2015 (in millions):

Derivative	Statement of Earnings Line	2017	2016	2015
MBS with embedded derivatives	Realized losses on securities	$(3)	$(7)	$(5)
Public company warrants	Realized losses on securities	—	—	—
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	(589)	(211)	(17)
Equity index call options	Annuity benefits	494	141	(56)
Reinsurance contracts (embedded derivative)	Net investment income	(2)	(1)	6
		$(100)	$(78)	$(72)

(*)	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $25 million in 2017 compared to $17 million in 2016 and $28 million in 2015.